UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 19.1%
Alliance & Leicester PLC:
5.32%, 4/30/2007	45,000,000	45,000,000
5.335%, 6/11/2007	39,000,000	39,000,378
Bank of America NA:
5.25%, 9/7/2007	20,000,000	20,000,000
5.31%, 4/2/2007	29,600,000	29,599,919
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	70,000,000	70,000,000
5.35%, 7/25/2007	45,000,000	45,000,000
5.36%, 4/23/2007	20,000,000	20,000,000
Barclays Bank PLC, 5.32%, 5/8/2007	35,000,000	35,000,000
Calyon:

5.32%, 4/27/2007	35,000,000	35,000,000
5.35%, 8/28/2007	25,000,000	24,999,840
Citibank NA, 5.315%, 5/2/2007	35,000,000	35,000,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	15,000,000	15,000,000
5.32%, 4/26/2007	30,000,000	29,999,919
HSH Nordbank AG, 5.35%, 4/13/2007	100,000,000	100,000,000
Mizuho Corporate Bank:
5.3%, 5/7/2007	25,000,000	25,000,000
5.305%, 4/4/2007	60,000,000	60,000,019
5.32%, 4/10/2007	15,000,000	15,000,000
5.325%, 4/20/2007	36,300,000	36,300,000
5.335%, 5/8/2007	25,000,000	25,000,000
Norddeutsche Landesbank Girozentrale, 5.34%, 6/25/2007	35,000,000	35,000,000
Norinchukin Bank:
5.27%, 9/10/2007	20,000,000	20,000,000
5.31%, 6/11/2007	20,000,000	19,999,519
Societe Generale:
5.32%, 5/11/2007	30,000,000	30,000,000
5.34%, 7/19/2007	35,000,000	35,000,000

Total Certificates of Deposit and Bank Notes (Cost $844,899,594)		844,899,594
Commercial Paper** 38.1%
Beta Finance, Inc., 5.24%, 6/20/2007	20,000,000	19,767,111
Cancara Asset Securitization LLC:
5.25%, 5/23/2007	35,073,000	34,807,030
5.346%, 4/3/2007	25,000,000	24,992,575
Cedar Springs Capital Company, LLC:
5.26%, 6/7/2007	12,263,000	12,142,952
5.27%, 4/10/2007	55,000,000	54,927,537
5.27%, 5/8/2007	8,722,000	8,674,758
5.29%, 4/19/2007	23,426,000	23,364,038
Charta LLC, 5.26%, 4/17/2007	35,000,000	34,918,178
Clipper Receivables Co. LLC, 5.26%, 4/17/2007	42,000,000	41,901,813
Cobbler Funding LLC, 5.235%, 6/11/2007	55,000,000	54,432,148
Depfa Bank PLC, 5.12%, 8/24/2007	20,000,000	19,587,556
Dorada Finance, Inc., 5.245%, 5/11/2007	20,000,000	19,883,444
Five Finance, Inc.:
5.2%, 7/23/2007	29,000,000	28,526,656
5.235%, 6/8/2007	50,000,000	49,505,583
Fortune Brands, Inc.:
5.32%, 4/10/2007	17,200,000	17,177,124
5.33%, 4/27/2007	17,000,000	16,934,559
Gannett Co., Inc.:
5.32%, 4/11/2007	15,500,000	15,477,094
5.33%, 4/4/2007	10,000,000	9,995,558
Giro Balanced Funding Corp.:
5.285%, 4/9/2007	100,000,000	99,882,556
5.29%, 4/10/2007	25,000,000	24,966,938
Giro Funding US Corp., 5.28%, 4/23/2007	65,000,000	64,790,267
Grampian Funding Ltd., 5.195%, 4/10/2007	25,000,000	24,967,531
Greyhawk Funding LLC:
5.245%, 5/17/2007	69,000,000	68,537,566
5.25%, 5/23/2007	64,500,000	64,010,875
Irish Life & Permanent PLC, 5.195%, 7/20/2007	35,000,000	34,444,424
K2 (USA) LLC, 5.255%, 5/23/2007	45,000,000	44,658,425
Lake Constance Funding LLC:

5.24%, 6/6/2007	25,000,000	24,759,833
5.25%, 5/4/2007	15,000,000	14,927,813
Morgan Stanley, 5.2%, 6/26/2007	20,000,000	19,751,556
North Sea Funding LLC, 5.37%, 4/10/2007	35,000,000	34,953,012
Northern Rock PLC, 5.245%, 5/10/2007	50,000,000	49,715,896
Perry Global Funding LLC:
Series A, 5.235%, 6/20/2007	94,842,000	93,738,671
Series A, 5.245%, 4/10/2007	20,000,000	19,973,775
Series A, 5.245%, 6/18/2007	25,365,000	25,076,748
Prudential PLC, 5.245%, 5/9/2007	30,000,000	29,833,908
Scaldis Capital LLC:
5.22%, 6/25/2007	33,500,000	33,087,113
5.277%, 4/2/2007	40,000,000	39,994,136
Simba Funding Corp., 5.247%, 5/23/2007	20,000,000	19,848,406
Stony Point Capital Co., LLC, 5.31%, 4/10/2007	70,000,000	69,907,075
Swedish National Housing Finance Corp., 5.21%, 4/16/2007	36,100,000	36,021,633
Tango Finance Corp., 5.25%, 4/25/2007	50,000,000	49,825,000
Tulip Funding Corp., 5.27%, 4/3/2007	9,578,000	9,575,196
Valcour Bay Capital Co. LLC, 5.29%, 5/16/2007	25,000,000	24,834,688
Verizon Communications, Inc.:
5.3%, 4/3/2007	40,000,000	39,988,222
5.31%, 4/9/2007	20,000,000	19,976,400
5.33%, 4/2/2007	20,000,000	19,997,039
Volkswagen of America, Inc., 5.32%, 4/5/2007	14,000,000	13,991,724
Westpac Banking Corp., 5.24%, 5/10/2007	43,476,000	43,229,201
Windmill Funding Corp., 5.26%, 4/19/2007	40,000,000	39,894,800

Total Commercial Paper (Cost $1,686,176,141)		1,686,176,141
Master Notes 4.1%
The Bear Stearns Companies, Inc., 5.537% *, 4/2/2007 (a) (Cost $180,000,000)	180,000,000	180,000,000
Asset Backed 0.5%
Steers Mercury III Trust, 144A, 5.34% *, 5/27/2048 (Cost $23,857,949)	23,857,949	23,857,949
Promissory Notes 1.5%
The Goldman Sachs Group, Inc., 5.41% *, 10/19/2007 (Cost $65,000,000)	65,000,000	65,000,000
Short-Term Notes* 31.6%
American Express Bank FSB, 5.29%, 12/13/2007	35,000,000	34,997,594
American Express Centurion Bank:
5.29%, 11/6/2007	75,000,000	75,000,000
5.41%, 9/14/2007	25,000,000	25,012,896
American Honda Finance Corp.:
5.38%, 1/23/2008	67,000,000	67,026,322
144A, 5.47%, 8/23/2007	39,000,000	39,021,548
Australia & New Zealand Banking Group Ltd., 5.32%, 6/23/2010	20,000,000	20,000,000
Banco Espanol de Credito SA, 144A, 5.339%, 4/18/2012	46,100,000	46,100,000
BellSouth Corp., 5.485%, 11/15/2007	25,000,000	25,021,171
BNP Paribas, 5.31%, 10/26/2010	20,000,000	20,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.36%, 10/19/2007	20,000,000	20,000,000
Calyon:
5.28%, 9/13/2007	25,000,000	24,997,215
144A, 5.32%, 4/15/2008	40,000,000	40,000,000
Canadian Imperial Bank of Commerce, 5.39%, 10/26/2007	40,000,000	39,994,523
Carrera Capital Finance LLC, 144A, 5.3%, 2/25/2008	50,000,000	49,999,813
Commonwealth Bank of Australia, 5.32%, 8/24/2010	40,000,000	40,000,000

Danske Bank AS, 144A, 5.29%, 3/20/2013	47,000,000	46,994,990
DNB NOR Bank ASA, 5.31%, 5/25/2011	21,500,000	21,500,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	10,000,000	10,000,000
Merrill Lynch & Co., Inc.:
5.285%, 5/14/2007	25,000,000	25,000,000
5.3%, 4/18/2008	21,700,000	21,700,000
5.3%, 8/24/2011	15,000,000	15,000,000
5.33%, 9/15/2010	30,000,000	30,000,000
5.4%, 2/3/2009	25,000,000	25,000,000
5.487%, 5/29/2007	25,000,000	25,000,000
Morgan Stanley:
5.32%, 8/1/2007	50,000,000	50,000,000
5.37%, 9/5/2007	44,000,000	44,000,000
5.497%, 9/10/2007	35,000,000	35,000,000
Natixis, SA:
5.4%, 3/31/2008	75,000,000	74,985,082
5.42%, 8/31/2007	25,000,000	25,000,000
Nordea Bank AB, 5.3%, 4/8/2011	20,000,000	20,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.366%, 9/2/2014	18,000,000	18,000,000
Skandinaviska Enskilda Banken:
5.27%, 10/3/2007	35,000,000	34,994,731
5.32%, 7/16/2010	50,000,000	50,000,000
5.32%, 2/9/2011	15,000,000	15,000,000
Societe Generale, 5.27%, 12/31/2007	22,990,000	22,984,855
Toyota Motor Credit Corp., 5.33%, 2/11/2008	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/15/2011	75,000,000	75,000,000
5.34%, 3/9/2011	40,000,000	40,000,000
Wachovia Bank NA, 5.487%, 5/22/2007	6,000,000	6,000,000

Total Short-Term Notes (Cost $1,398,330,740)		1,398,330,740
Municipal Bonds and Notes 0.2%
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series B, 5.32% ***, 12/1/2044 (b) (Cost $10,000,000)	10,000,000	10,000,000
Repurchase Agreements 6.0%
Banc of America Securities LLC, 5.4%, dated 3/30/2007, to be repurchased at $246,610,896 on 4/2/2007 (c)	246,499,971	246,499,971
The Bear Stearns & Co., Inc., 5.4%, dated 3/30/2007, to be repurchased at $20,498,218 on 4/2/2007 (d)	20,488,998	20,488,998

Total Repurchase Agreements (Cost $266,988,969)		266,988,969
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,475,253,393)	101.1	4,475,253,393
Other Assets and Liabilities, Net	(1.1)	(47,623,171)

Net Assets	100.0	4,427,630,222

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
***

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2007.

(a)		Reset date; not a maturity date

(b)	Bond is insured by the following company:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Assurance Corp.	0.2

(c)	Collateralized by $257,162,690 Federal National Mortgage Association, with various coupon rates from 5.0-5.5%, with various maturity dates of 5/1/2033-4/1/2035 with a value of $253,894,971.
(d)	Collateralized by $20,144,675 Federal National Mortgage Association, 7.448%, maturing on 10/1/2036 with a value of $20,899,046.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007